Deutsche Investment Management Americas Inc.
                               One Beacon Street
                               Boston, MA 02108

                               March 3, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549




RE: DWS Emerging Markets Fixed Income Fund, DWS Global Bond Fund and DWS Global Opportunities Fund (each a "Fund", and together the "Funds"), each a series DWS Global/International Fund, Inc. (the "Corporation") (Reg. Nos. 33-05724, 811-04670)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 81 to the Corporation's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on February 27, 2009.


Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                Very truly yours,


                                /s/Scott D. Hogan

                                Scott D. Hogan
                                Vice President
                                Deutsche Investment Management Americas Inc.

cc:      Adam Schlichtmann, Esq., Ropes & Gray